Net Exchange Rate Differences	12 Months Ended
Dec. 31, 2025
Exchange differences on translation [abstract]
Net Exchange Rate Differences

11. Net exchange rate differences

The exchange-rate differences recognized in the consolidated statement of operations are included as follows:

	2025	2024	2023
Other operating income and (expenses), net (Note 9)	(206)	(2,061)	(2,991)
Finance income and expenses (Note 10)	(3,278)	14,306	7,825
Exchange-rate differences—net	(3,484)	12,245	4,834

See Note 3 “Financial risk management” for further information on the Group’s primary currency exposure.